Risks and concentration - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
Accounts receivable, allowance for credit loss	¥ 0	¥ 0